EMPLOYEE STOCK PURCHASE PLAN (Details) - Employee Stock	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP purchase price of common stock, percent of market price	85.00%
Fixed contribution rate	15.00%
Number of shares reserved for future issuance (in shares)	3,060,000